UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07660

Name of Fund: The Massachusetts Health & Education Tax-Exempt Trust (MHE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The Massachusetts Health & Education Tax-Exempt Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	The Massachusetts Health & Education Tax-Exempt Trust (MHE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts — 144.0%
Corporate — 5.2%
Massachusetts Development Finance Agency, RB:
Mount Holyoke College, Series B, 5.00%, 7/01/41	$500	$516,910
Ogden Haverhill Project, Series A, AMT, 6.70%, 12/01/14	95	95,079
Massachusetts Health & Educational Facilities Authority, RB, Cape Cod Healthcare Obligor (AGC), 5.00%, 11/15/31	1,000	1,010,440
		1,622,429
Education — 78.4%
Massachusetts Development Finance Agency, RB:
Boston University, Series T-1 (AMBAC), 5.00%, 10/01/39	1,000	1,002,350
College Issue, Series B (Syncora), 5.25%, 7/01/33	860	864,498
College of Pharmacy & Allied Health, Series D (AGC), 5.00%, 7/01/27	500	520,260
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	250	266,050
Smith College, 5.00%, 7/01/35	2,000	2,056,020
WGBH Educational Foundation, Series A (AMBAC), 5.75%, 1/01/42	650	710,352
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 5/15/59	1,500	1,561,890
Clark University (Syncora), 5.13%, 10/01/35	500	504,725
Harvard University, Series B-1, 5.00%, 10/15/40	350	384,139
Trustees of Deerfield Academy, 5.00%, 10/01/40	1,675	1,827,207
Wheelock College, Series C, 5.25%, 10/01/37	1,000	955,050
Williston Northampton School Project (Syncora), 5.00%, 10/01/25	500	507,455
Worcester Polytechnic Institute (NPFGC), 5.00%, 9/01/27	1,985	2,087,029

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Education (concluded)
Massachusetts Health & Educational Facilities Authority, RB:
Harvard University, 5.13%, 7/15/37 (a)	$155	$159,712
Harvard University, 5.13%, 7/15/37	695	709,942
Harvard University, Series B, 5.00%, 10/01/38	400	431,612
Northeastern University, Series R, 5.00%, 10/01/33	225	231,410
Springfield College, 5.63%, 10/15/40	500	485,725
Tufts University, 5.38%, 8/15/38	1,000	1,089,150
University of Massachusetts, Series C (NPFGC), 5.13%, 10/01/34 (a)	230	239,320
Massachusetts Health & Educational Facilities Authority, Refunding RB:
Berklee College of Music, Series A, 5.00%, 10/01/37	1,000	1,005,460
Boston College, Series N, 5.13%, 6/01/37	1,000	1,012,960
Harvard University, Series A, 5.50%, 11/15/36	100	112,314
Tufts University, Series M, 5.50%, 2/15/27	1,000	1,219,650
Wellesley College, 5.00%, 7/01/33	1,500	1,537,950
Massachusetts Health & Educational Facilities Authority, Wheaton College, Series D, 6.00%, 1/01/18	855	855,351
Massachusetts State College Building Authority, RB, Series A (AMBAC), 5.00%, 5/01/31	1,000	1,040,520
Massachusetts State College Building Authority, Refunding RB, Series B (Syncora), 5.50%, 5/01/39	825	971,512
		24,349,613
Health — 45.3%
Massachusetts Development Finance Agency, RB:
First Mortgage, Edgecombe Project, Series A, 6.75%, 7/01/21	855	872,938
First Mortgage, Overlook Communities, Series A, 6.13%, 7/01/24 (a)	850	895,262
Seven Hills Foundation & Affiliates (Radian), 5.00%, 9/01/35	240	201,283

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ERB	Education Revenue Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
Syncora	Syncora Guarantee

THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	The Massachusetts Health & Education Tax-Exempt Trust (MHE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Health (concluded)
Massachusetts Development Finance Agency, Refunding RB, Carleton- Willard Village, 5.63%, 12/01/30	$500	$508,205
Massachusetts Health & Educational Facilities Authority, RB:
Baystate Medical Center, Series F, 5.75%, 7/01/33	1,000	1,003,140
Berkshire Health System, Series E, 6.25%, 10/01/31	350	351,705
Berkshire Health System, Series F (AGC), 5.00%, 10/01/19	1,000	1,060,560
Children’s Hospital, Series M, 5.25%, 12/01/39	600	623,016
Children’s Hospital, Series M, 5.50%, 12/01/39	500	527,445
Lahey Clinic Medical Center, Series D, 5.25%, 8/15/37	1,000	1,009,240
Milford-Whitinsville Hospital, Series D, 6.35%, 7/15/32 (a)	750	785,978
Partners Healthcare System, 0.07%, 7/01/17	1,000	1,000,000
Southcoast Health Obligation, Series D, 5.00%, 7/01/39	500	491,165
Winchester Hospital, 5.25%, 7/01/38	1,000	936,120
Massachusetts Health & Educational Facilities Authority, Refunding RB:
Caregroup, Series E-1, 5.00%, 7/01/28	500	506,130
Christopher House, Series A, 6.88%, 1/01/29	455	436,249
Healthcare System, Covenant, 6.00%, 7/01/22 (a)	170	172,547
Healthcare System, Covenant, 6.00%, 7/01/22	630	637,031
Healthcare System, Covenant, 6.00%, 7/01/31 (a)	85	86,273
Healthcare System, Covenant, 6.00%, 7/01/31	315	318,273
Partners Healthcare System, Series B, 5.25%, 7/01/29	1,000	1,000,660
Massachusetts Industrial Finance Agency, RB, Age Institute of Massachusetts Project, 8.05%, 11/01/25	630	630,529
		14,053,749
Housing — 9.3%
Massachusetts HFA, HRB, Series B, AMT, 5.50%, 6/01/41	495	503,059
Massachusetts HFA, Refunding HRB, Series F, AMT, 5.70%, 6/01/40	950	975,336
Massachusetts HFA, Refunding RB, AMT:
Series 132, 5.38%, 12/01/27	400	409,648

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Housing (concluded)
Massachusetts HFA, Refunding RB, AMT (concluded):
Series C, 5.35%, 12/01/42	$1,000	$1,008,830
		2,896,873
State — 5.8%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A, 5.25%, 7/01/29	730	872,146
Massachusetts Development Finance Agency, ERB, Middlesex School Project, 5.00%, 9/01/33	400	403,104
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	500	537,095
		1,812,345
Total Municipal Bonds in Massachusetts		44,735,009
Puerto Rico — 8.5%
State — 5.2%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	1,000	1,058,960
Puerto Rico Sales Tax Financing Corp., Refunding RB, 6.00%, 8/01/39	510	554,834
		1,613,794
Utilities — 3.3%
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	1,000	1,016,500
Total Municipal Bonds in Puerto Rico		2,630,294
Total Municipal Bonds – 152.5%		47,365,303

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
Massachusetts — 10.4%
State — 10.4%
Barclays Capital Municipal Trust Receipts, RB, RI-TRS, Series 30BX, 9.37%, 10/15/41 (c)(d)	1,000	1,059,100
Massachusetts School Building Authority, RB, Drivers, Series A (AGM), 13.75%, 2/15/14 (d)	2,010	2,159,460
		3,218,560
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 10.4%		3,218,560
Total Long-Term Investments (Cost – $48,990,638) – 162.9%		50,583,863

THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST	NOVEMBER 30, 2011	2

Schedule of Investments (concluded)	The Massachusetts Health & Education Tax-Exempt Trust (MHE)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BIF Massachusetts Municipal Money Fund, 0.00% (e)(f)	7,635	$7,635
Total Short-Term Securities (Cost – $7,635) – 0.0%		7,635
Total Investments (Cost - $48,998,273*) – 162.9%		50,591,498
Other Assets Less Liabilities – 2.6%		801,453
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (5.9)%		(1,840,204)
AMPS, at Redemption Value – (59.6)%		(18,500,401)
Net Assets Applicable to Common Shares – 100.0%		$31,052,346

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$47,142,684
Gross unrealized appreciation	$1,810,825
Gross unrealized depreciation	(202,215)
Net unrealized appreciation	$1,608,610

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income

BIF Massachusetts Municipal Money Fund	818,003	(810,368)	7,635	$—

(f)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$50,583,863	—	$50,583,863
Short-Term Securities	$7,635	—	—	7,635
Total	$7,635	$50,583,863	—	$50,591,498

[1]	See above Schedule of Investments for values in each sector.

THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST	NOVEMBER 30, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Massachusetts Health & Education Tax-Exempt Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The Massachusetts Health & Education Tax-Exempt Trust

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The Massachusetts Health & Education Tax-Exempt Trust

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The Massachusetts Health & Education Tax-Exempt Trust

Date: January 23, 2012